Divestitures	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Divestitures

Note 3 Divestitures

Sale of Rigid Medical Packaging Business

On December 6, 2013, we completed the sale of the rigid medical packaging business to a private equity firm, Mason Wells Buyout Fund III, L.P. for gross proceeds of $125 million, including certain purchase price adjustments. Net proceeds were $122 million. We recorded a pre-tax gain on the sale of $40 million ($23 million net of tax) which is included in net earnings in the consolidated statement of operations for the year ended December 31, 2013.

The rigid medical packaging business was included in Other and was comprised of: Nelipak Holdings, located in the Netherlands and Ireland, Alga Plastics, located in the U.S. and ATE located in Costa Rica.

The results of the rigid medical packaging business are presented as discontinued operations, net of tax, in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 and cash flows and related disclosures and, as such, have been excluded from both continuing operations and segment results for all years presented. Assets and liabilities of the rigid medical packaging business have been segregated as assets and liabilities held for sale in the consolidated balance sheet as of December 31, 2012. The operating results of the retained portion of the previously reported Medical Applications business continues to be part of Other.

Following is selected financial information included in net earnings from discontinued operations:

	Year Ended December 31,
	2013	2012	2011
Net sales	$89.6	$88.9	$83.6

Operating profit	$11.4	$10.6	$8.6

Earnings before income tax provision	$11.1	$10.6	$8.6
Income tax provision	3.5	2.8	2.8

Net earnings from discontinued operations	$7.6	$7.8	$5.8

Gain on sale of discontinued operations before income tax provision	$40.2	$—	$—
Income tax provision on sale	17.3	—	—

Net gain on sale of discontinued operations	$22.9	$—	$—

The carrying value of the major classes of assets and liabilities for these discontinued operations were as follows:

December 31, 2012
Assets:
Trade receivables, net	$11.7
Other receivables	0.4
Inventories	7.5
Other current assets	0.8
Property and equipment, net	18.6
Goodwill	40.2
Intangible assets, net	8.1

Assets held for sale	$87.3

Liabilities:
Accounts payable	$3.6
Other current liabilities	3.9
Other liabilities	1.4

Liabilities held for sale	$8.9

There is no continuing involvement in the operations of the entities that make up the discontinued operations.

Sale of Diversey Japan

On November 14, 2012, we completed the sale of Diversey G.K. (“Diversey Japan”) (an indirect subsidiary of Diversey, Inc.) to an investment vehicle of The Carlyle Group (“Carlyle”) for gross proceeds of $323 million, including certain purchase price adjustments. After transaction costs of $10 million, we used substantially of all the net proceeds of $313 million to prepay a portion of our term loans outstanding under our senior secured credit facilities (see Note 12, “Debt and Credit Facilities”). We recorded a pre-tax gain on the sale of $211 million ($179 million net of tax) which is included in net earnings in the consolidated statement of operations for the year ended December 31, 2012.

Diversey Japan was acquired as part of the acquisition of Diversey on October 3, 2011. See Note 4, “Acquisition of Diversey Holdings, Inc.” The Diversey Japan business was part of the Company’s Diversey Care reportable segment. The results of the Diversey Japan business are presented as discontinued operations, net of tax, in the consolidated statements of operations for the years ended December 31, 2012 and 2011 and Cash Flows and related disclosures and, as such, have been excluded from both continuing operations and segment results for all years presented.

Following is selected financial information included in net earnings from discontinued operations:

	2012	2011
Net sales	$273.5	$90.0

Operating profit	$34.1	$17.9

Earnings before income tax provision	$33.0	$18.1
Income tax provision	12.1	7.5

Net earnings from discontinued operations	$20.9	$10.6

Gain on sale of discontinued operations before income tax provision	$210.8	$—
Income tax provision on sale	31.9	—

Net gain on sale of discontinued operations	$178.9	$—

In connection with the sale, we entered into several agreements to provide certain supply and transitional services to Diversey Japan after closing of the sale. While those agreements have generated revenues and cash flows for the Company, the amounts and the Company’s continuing involvement in Diversey operations in Japan are not significant to the Company as a whole.